Share-Based Payments - Summary of Omnibus stock plan (Details)	12 Months Ended
	Dec. 31, 2022 Option	Dec. 31, 2022 instrument	Dec. 31, 2022 $ / shares	Dec. 31, 2021 instrument Option $ / shares
Share-based payments
Unvested restricted shares, beginning balance (Number of shares) | instrument		1,353,740
Granted (Number of shares) | instrument				1,353,740
Unvested restricted shares, ending balance (Number of shares) | instrument				1,353,740
Unvested restricted shares beginning balance (Weighted average grant date Fair Value per share)			$ 23.45
Granted (Weighted average grant date Fair Value per share)				$ 23.45
Unvested restricted shares, ending balance (Weighted average grant date Fair Value per share)				$ 23.45
Omnibus Stock Plan | Stock Options
Share-based payments
Unvested restricted shares, beginning balance (Number of shares) | instrument		1,302,599
Granted (Number of shares) | instrument		3,159,725		1,302,599
Forfieted (Number of shares) | instrument		(426,831)
Vested (Number of shares)	(8,378)	(373,739)
Unvested restricted shares, ending balance (Number of shares) | instrument		3,661,754		1,302,599
Unvested restricted shares beginning balance (Weighted average grant date Fair Value per share)			17.34
Granted (Weighted average grant date Fair Value per share)			14.02	$ 17.34
Vested (Weighted average grant date Fair Value per share)			17.45
Forfeited (Weighted average grant date Fair Value per share)			16.03
Unvested restricted shares, ending balance (Weighted average grant date Fair Value per share)			14.69	$ 17.34
Outstanding as of December 31, 2020 (Number of options) | Option	33,513
Issued (Number of options) | Option				33,513
Outstanding as of December 31 (Number of options) | Option	25,135			33,513
Outstanding as of December 31, (Weighted average exercise price)			27.00
Issued (Weighted average exercise price)				$ 27.00
Vested (Weighted average exercise price)			27.00
Outstanding as of December 31, (Weighted average exercise price)			$ 27.00	$ 27.00